Long-Term Debt - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2023 CAD ($)	Mar. 31, 2021	Nov. 30, 2020	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of long term debt [Line Items]
Borrowings				$ 929,047
Description of compliance with covenants				The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. These restricted payments baskets grow by, among other things, 50% of cumulative consolidated net earnings, and decrease by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2023, the governing net restricted payments basket was negative $91 million (2022 – negative $363 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive. During 2023, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.	The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. These restricted payments baskets grow by, among other things, 50% of cumulative consolidated net earnings, and decrease by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2023, the governing net restricted payments basket was negative $91 million (2022 – negative $363 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive. During 2023, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.
Maximum Consolidated Interest Coverage Ratio to incur additional indebtedness				2.00%			2.00%
Description of compliance with covenants				The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.	The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.
Net restricted payments basket				$ (91,000)				$ (363,000)
Proportion of ownership interest in subsidiary				100.00%	100.00%
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Borrowings maximum borrowing capacity							$ 447,000		$ 500,000
Borrowings							0		44,000
Credit facility amount withdrawn							0		$ 44,000
Borrowings maximum available letters of credit							200,000
Outstanding letters of credit					$ 56,000	$ 56,000
Senior Credit Facility [Member] | Future Assets [Member]
Disclosure of long term debt [Line Items]
Borrowings additional borrowing capacity							$ 353,000
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Interest rate				7.125%			7.125%
Maturity date				January 15, 2026	January 15, 2026
Borrowings frequency of payments				Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.	Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.
7.125% Senior Notes Due 2026 [Member] | Any time on or after December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				101.00%			101.00%
7.125% Senior Notes Due 2026 [Member] | Prior to November 15, 2020, Precision may redeem these notes in whole or in part [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				100.00%			100.00%
6.875% senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Interest rate				6.875%			6.875%
Maturity date				January 15, 2029	January 15, 2029
Borrowings frequency of payments				Interest is payable semi-annually on January 15 and July 15 of each year, commencing January 15, 2022.	Interest is payable semi-annually on January 15 and July 15 of each year, commencing January 15, 2022.
6.875% senior notes due 2029 [Member] | Prior to June 15, 2024, Precision may redeem up to 35% of the 6.875% unsecured senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				35.00%			35.00%
Borrowings maximum percentage of principal amount redeemed				106.875%			106.875%
Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Facility maturity period				2025-11	2025-11
Amortization period of principal and interest payments		15 years	15 years
Minimum threshold to consolidated interest coverage ratio			1.15%
Credit facility amount withdrawn				$ 27,000				$ 30,000
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Interest rate				6.875%			6.875%
Percentage of face value				99.253%	99.253%
Original issue discount				$ 3,000
CWC Energy Services [Member] | Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Facility maturity period	2028-06
Credit facility assumed on acquisition	$ 10,000
Amortization period of principal and interest payments	22 years
Interest rate	4.70%